Intangible assets - Reconciliation of changes in intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in intangible assets
Beginning balance	$ 20,947	$ 20,833
Amortisation for year	3,143	1,992	$ 1,928
Ending balance	42,492	20,947	20,833
Cost
Disclosure of reconciliation of changes in intangible assets
Beginning balance	46,607	45,084	43,501
Additions through business combinations	26,955
Additions, separately acquired	712	1,592	2,001
Transferred to Assets held for sale	(1,313)
Disposals	(1,226)	(1,672)	(186)
Exchange and other adjustments	(1,102)	1,603	(232)
Ending balance	70,633	46,607	45,084
Amortisation and impairment losses
Disclosure of reconciliation of changes in intangible assets
Beginning balance	(25,660)	(24,251)	(21,542)
Transferred to Assets held for sale	945
Amortisation for year	3,143	1,992	1,928
Impairment charges	2,085	405	1,036
Impairment reversals		(165)	(3)
Disposals	1,220	1,601	176
Exchange and other adjustments	582	(778)	76
Ending balance	(28,141)	(25,660)	(24,251)
Product, marketing and distribution rights
Disclosure of reconciliation of changes in intangible assets
Beginning balance	20,113	20,049
Additions, separately acquired	124	835	1,093
Amortisation for year	2,908	1,872	1,808
Ending balance	41,314	20,113	20,049
Product, marketing and distribution rights | Cost
Disclosure of reconciliation of changes in intangible assets
Beginning balance	42,677	40,654	39,136
Additions through business combinations	26,455
Additions, separately acquired	587	1,454	1,835
Transferred to Assets held for sale	(1,266)
Disposals	(801)	(970)	(35)
Exchange and other adjustments	(1,062)	1,539	(282)
Ending balance	66,590	42,677	40,654
Product, marketing and distribution rights | Amortisation and impairment losses
Disclosure of reconciliation of changes in intangible assets
Beginning balance	(22,564)	(20,605)	(17,907)
Transferred to Assets held for sale	931
Amortisation for year	2,908	1,872	1,808
Impairment charges	2,067	405	1,034
Impairment reversals		(165)	(3)
Disposals	797	899	29
Exchange and other adjustments	535	(746)	112
Ending balance	(25,276)	(22,564)	(20,605)
Other intangibles
Disclosure of reconciliation of changes in intangible assets
Beginning balance	514	552
Amortisation for year	172	59	52
Ending balance	748	514	552
Other intangibles | Cost
Disclosure of reconciliation of changes in intangible assets
Beginning balance	2,642	2,649	2,526
Additions through business combinations	430
Additions, separately acquired	6	2	99
Transferred to Assets held for sale	(47)
Disposals	(402)	(66)
Exchange and other adjustments	(18)	57	24
Ending balance	2,611	2,642	2,649
Other intangibles | Amortisation and impairment losses
Disclosure of reconciliation of changes in intangible assets
Beginning balance	(2,128)	(2,097)	(2,035)
Transferred to Assets held for sale	14
Amortisation for year	172	59	52
Disposals	402	66
Exchange and other adjustments	21	(38)	(10)
Ending balance	(1,863)	(2,128)	(2,097)
Software development costs
Disclosure of reconciliation of changes in intangible assets
Beginning balance	320	232
Amortisation for year	63	61	68
Ending balance	430	320	232
Software development costs | Cost
Disclosure of reconciliation of changes in intangible assets
Beginning balance	1,288	1,781	1,839
Additions through business combinations	70
Additions, separately acquired	119	136	67
Disposals	(23)	(636)	(151)
Exchange and other adjustments	(22)	7	26
Ending balance	1,432	1,288	1,781
Software development costs | Amortisation and impairment losses
Disclosure of reconciliation of changes in intangible assets
Beginning balance	(968)	(1,549)	(1,600)
Amortisation for year	63	61	68
Impairment charges	18		2
Disposals	21	636	147
Exchange and other adjustments	26	6	(26)
Ending balance	$ (1,002)	$ (968)	$ (1,549)